Operating income - Disclosure of breakdown of operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Research tax credit ("CIR")	€ 6,651	€ 4,493	€ 4,476
Subsidies	4,140	81	29
Other	1,657	47	78
Total operating income	€ 12,449	€ 4,621	€ 4,583